                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number 811-08995

                         THE NAVELLIER MILLENNIUM FUNDS
                          One East Liberty, Third Floor
                               Reno, Nevada 89501
                                 1-800-887-8671



                                SAMUEL KORNHAUSER
                        LAW OFFICES OF SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111


Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End:  December 31

Date of Reporting Period:  January 1, 2005 - March 31, 2005

                                                  THE NAVELLIER MILLENNIUM FUNDS

PORTFOLIO OF INVESTMENTS
March 31, 2005 (Unaudited)

TOP 20 PORTFOLIO

--------------------------------------------------------------------------------
       Shares                                                       Market Value
--------------------------------------------------------------------------------
               COMMON STOCKS -- 98.2%

               APPAREL/FOOTWEAR RETAIL -- 12.6%
      17,300   Aeropostale, Inc.*                                  $     566,575
      14,420   Urban Outfitters, Inc.*                                   691,727
                                                                   -------------

                                                                       1,258,302

                                                                   -------------


               CASINOS AND GAMING -- 3.8%
       7,205   Boyd Gaming Corp.                                         375,741
                                                                   -------------

               CHEMICALS -- 4.3%
       9,240   Georgia Gulf Corp.                                        424,855
                                                                   -------------

               COMPUTER SOFTWARE AND SERVICES -- 5.3%
      17,730   Autodesk, Inc.                                            527,645
                                                                   -------------


               FOOD/BEVERAGES -- 3.3%
       7,690   Sanderson Farms, Inc.                                     332,285
                                                                   -------------

               HEALTH SERVICES -- 10.7%
      21,460   Palomar Medical Technologies, Inc.*                       578,776
      21,460   Ventiv Health, Inc.*                                      493,580
                                                                   -------------

                                                                       1,072,356

                                                                   -------------

               HUMAN RESOURCES -- 3.3%
      15,900   Resources Connection, Inc.*                               332,787
                                                                   -------------

               INDUSTRIAL -- 18.2%
       7,395   Actuant Corp. - Class A*                                  332,183
      18,080   Commercial Metals Company                                 612,732
       5,600   Cummins, Inc.                                             393,960
       8,975   FMC Corp.*                                                479,714
                                                                   -------------


                                                                       1,818,589
                                                                   -------------

--------------------------------------------------------------------------------
       Shares                                                       Market Value
--------------------------------------------------------------------------------




               OIL/GAS -- 17.3%
       9,610   Southwestern Energy Company*                        $     545,464
      14,035   Tsakos Energy Navigation Ltd.                             617,960
       7,695   Valero Energy Corp.                                       563,813
                                                                   -------------


                                                                       1,727,237
                                                                   -------------

               REAL ESTATE INVESTMENT TRUST -- 4.0%
       8,645   Jones Lang LaSalle, Inc.*                                 403,289
                                                                   -------------

               TECHNOLOGY -- 6.3%
       9,330   Adobe Systems, Inc.                                       626,696
                                                                   -------------

               TELECOMMUNICATION EQUIPMENT -- 4.7%
       9,095   Comtech Telecommunications Corp.*                         473,850
                                                                   -------------

               TOOLS & HARDWARE -- 4.4%
      12,185   Briggs & Stratton Corp.                                   443,656
                                                                   -------------

               TOTAL COMMON STOCKS

                (COST $7,654,083)                                      9,817,288
                                                                   -------------


               SHORT-TERM INVESTMENTS -- 2.2%

               MONEY MARKET FUNDS -- 0.0%
         792   FBR Fund for Government Investors                             792

               GOVERNMENT AGENCY OBLIGATIONS -- 2.2%
    $221,985   Freddie Mac Discount Note 2.4% due 4/1/05                 221,985
                                                                   -------------

                TOTAL SHORT-TERM INVESTMENTS
                  (COST $222,777)                                        222,777
                                                                   -------------


               TOTAL INVESTMENTS -- 100.4%                            10,040,065
                 (COST $7,876,860)

                Liabilities in Excess of Other Assets -- (0.4%)          (44,510)
                                                                   -------------

                NET ASSETS -- 100.0%                               $   9,995,555
                                                                   =============

*  Non-income producing.

See Notes to Portfolio of Investments.

                                                  THE NAVELLIER MILLENNIUM FUNDS

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

INTERNATIONAL GROWTH PORTFOLIO

--------------------------------------------------------------------------------
   Shares                                                           Market Value
--------------------------------------------------------------------------------

           COMMON STOCKS -- 97.6%
           AUTOMOBILES -- 1.5%
     510   HONDA MOTOR CO., LTD (Japan)                            $      12,770
                                                                   -------------

           BANKING -- 14.6%
     970   ABN AMRO Holding NV ADR (Netherlands)                          24,066
     740   Credit Suisse Group ADR (Switzerland)*                         31,671
     280   HSBC Holdings plc ADR (United Kingdom)                         22,232
     360   UBS AG ADR (Switzerland)                                       30,384
     230   Westpac Banking Corp. (Australia)                              16,997
                                                                   -------------

                                                                         125,350

                                                                   ------------
           BIOTECHNOLOGY & DRUGS -- 2.7%
     420   Novo-Nordisk ADR (Denmark)                                     23,444
                                                                   -------------

           BUILDING & CONSTRUCTION -- 3.3%
     640   Chicago Bridge & Iron Co. NV ADR (Netherlands)                 28,179
                                                                   -------------

           COMPUTER EQUIPMENT, SOFTWARE & SERVICES -- 9.4%
     325   Dassault Systemes S.A. ADR (France)                            15,288
     400   Logitech International S.A. ADR (Switzerland)*                 24,352
     400   NDS Group plc ADR (United Kingdom)*                            13,892
     500   SAP AG ADR (Germany)                                           20,040
     170   Trend Micro, Inc. ADR (Japan)                                   7,251
                                                                   -------------

                                                                          80,823

                                                                   ------------
           ELECTRONICS -- 7.4%
     395   Canon, Inc. ADR (Japan)                                        21,173
     195   Hitachi, Ltd. ADR (Japan)                                      12,115
     710   Matsushita Electric Industrial Co., Ltd. ADR (Japan)           10,451
     500   SONY CORPORATION ADR (Japan)                                   20,010
                                                                   -------------

                                                                          63,749

                                                                   ------------
           FINANCIAL SERVICES -- 1.8%
     530   Banco Bradesco ADR (Brazil)                                    15,370
                                                                   -------------

           INDUSTRIAL -- 10.5%
     550   BHP Billiton Ltd. ADR (Australia)                              15,389
     390   BOC Group plc ADR (Britain)                                    15,175
     560   Companhia Vale do Rio Doce ADR (Brazil)*                       17,702
     645   E. ON AG ADR (Germany)                                         18,544
     520   KUBOTA CORP. ADR (Japan)                                       13,972
     320   Scottish Power ADR (Britain)                                    9,984
                                                                   -------------

                                                                          90,766
                                                                   -------------

--------------------------------------------------------------------------------
   Shares                                                           Market Value
--------------------------------------------------------------------------------


           INSURANCE -- 7.5%
   1,245   Aegon N.V. (Netherlands)                                $      16,758
     820   Axa ADR (France)                                               21,878
     850   ING Groep NV ADR (Netherlands)                                 25,695
                                                                   -------------

                                                                          64,331

                                                                   -------------

           OIL & GAS SERVICES -- 9.7%
     290   BP Amoco plc ADR (Britain)                                     18,096
     260   EnCana Corp. (Canada)                                          18,309
     335   PetroChina Co. Ltd. ADR (China)                                21,179
   1,540   Statoil ASA ADR (Norway)                                       26,396
                                                                   -------------
                                                                          83,980

                                                                   -------------

           PHARMACEUTICALS -- 8.5%
     325   Alcon, Inc. ADR (Switzerland)                                  29,019
     560   GlaxoSmithKline plc ADR (Britain)                              25,715
     590   Teva Pharmaceutical Industries Ltd. (Israel)                   18,290
                                                                   -------------

                                                                          73,024

                                                                   -------------

           SEMICONDUCTORS & RELATED -- 5.4%
   2,645   ARM Holdings plc ADR (United Kingdom)                          15,870
     640   ATI Technologies, Inc. ADR (Canada)*                           11,046
   2,327   Taiwan Semiconductor Manufacturing
            Company Ltd. ADR (Taiwan)                                     19,733
                                                                   -------------

                                                                          46,649

                                                                   -------------

           SOFTWARE -- 1.7%
     545   Business Objects ADR (France)*                                 14,655
                                                                   -------------

           TELECOMMUNICATIONS -- 6.5%
     300   America Movil ADR (Mexico)                                     15,480
     425   China Telecom Corp. Ltd. ADR (China)                           14,807
     425   Mobile Telesystems ADR (Russia)                                14,956
     565   SK Telecom Co., Ltd. ADR (South Korea)                         11,142
                                                                   -------------

                                                                          56,385

                                                                   -------------

           TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 7.1%
     935   Alcatel ADR (France)*                                          11,285
   1,250   Nokia Oyj ADR (Finland)                                        19,288
     400   Swisscom  AG (Switzerland)                                     14,712
     605   Vodafone Group plc ADR (United Kingdom)                        16,069
                                                                   -------------
                                                                          61,354

                                                                   -------------

           TOTAL COMMON STOCKS
              (COST $677,599)                                            840,829
                                                                   -------------

--------------------------------------------------------------------------------
   Shares                                                           Market Value
--------------------------------------------------------------------------------



           SHORT-TERM INVESTMENTS -- 5.4%

           MONEY MARKET FUNDS -- 0.1%
     491   FBR Fund for Government Investors                       $         491

           GOVERNMENT AGENCY OBLIGATIONS -- 5.3%
  45,997   Freddie Mac Discount Note 2.4% due 4/1/05                      45,997
                                                                   -------------


           TOTAL SHORT-TERM INVESTMENTS

              (COST $46,488)                                              46,488
                                                                   -------------

           TOTAL INVESTMENTS -- 103.0%                                   887,317
            (COST $724,087)

           Liabilities in Excess of Other Assets -- (3.0%)               (25,556)
                                                                   -------------

          NET ASSETS -- 100.0%                                     $     861,761
                                                                   =============

*  Non-income producing.

ADR -- American Depository Receipts

See Notes to Portfolio of Investments.

                                                  THE NAVELLIER MILLENNIUM FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

SECURITY VALUATION - Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less and short-term notes are valued at amortized cost, which approximates fair value.

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Realized gain and loss from securities transactions are computed on an identified cost basis.

FEDERAL TAX INFORMATION - As of March 31, 2005, The Navellier Millennium Funds had the following federal tax cost resulting in net unrealized appreciation as follows:

                                     FEDERAL       GROSS UNREALIZED   GROSS UNREALIZED    NET UNREALIZED
                                     TAX COST        APPRECIATION       DEPRECIATION       APPRECIATION
                                     --------        ------------       ------------       ------------
Top 20 Portfolio                    $7,876,860        $2,513,458         $ (350,253)        $2,163,205
International Growth Portfolio      $  733,197        $  174,479         $  (20,359)        $  154,120

Item 2:  Controls and Procedures

         (a) The registrant's principal executive officer and principal financial officer have reviewed and evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report and believe that they are operating effectively to ensure that material information relating to the registrant is disclosed to them by persons within the registrant or performing services for the registrant during this reporting period and that such procedures and controls also provide reasonable assurance that the information regarding financial reporting and financial statements is accurate and in accordance with generally accepted accounting principles.

         (b) There has been no change in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Date:  May 25, 2005                      THE NAVELLIER MILLENNIUM FUNDS

                                         By:      /s/ Louis G. Navellier
                                                  ------------------------------
                                                     Louis G. Navellier
                                                     Chief Executive Officer


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Date:  May 25, 2005                      By:    /s/ Louis G. Navellier
                                                --------------------------------
                                                    Louis G. Navellier
                                                    Chief Executive Officer



Date:  May 25, 2005                      By:    /s/ Arjen Kuyper
                                                --------------------------------
                                                    Arjen Kuyper
                                                    Chief Financial Officer